Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) - Share Share in Millions		12 Months Ended
	Mar. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	4.3
Non Marketable Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance as at start of year		14.0	15.0
Granted during the year		12.0
Exercised during the year		(3.0)	(1.0)
Balance as at end of year		23.0	14.0